January 27, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Calvert Management Series (the “Registrant”) on behalf of
Calvert Global Equity Fund Calvert Global Small-Cap Equity Fund Calvert Small/Mid-Cap Fund (each, a “New Fund” and collectively, the “New Funds”)
Post-Effective Amendment No. 123 (1933 Act File No. 002-69565)
Amendment No. 123 (1940 Act File No. 811-03101) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended, and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the New Funds. The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and will become effective on April 12, 2023 (the “Effective Date”).

The Amendment is being filed for the purpose of registering shares of each New Fund. The investment objective of Calvert Global Equity Fund is to seek long-term capital appreciation. The investment objective of Calvert Global Small-Cap Equity Fund is to seek long-term total return. The investment objective of Calvert Small/Mid-Cap Fund is to provide growth of capital. Calvert Global Equity Fund will offer Class A and Class I shares. Calvert Global Small-Cap Equity Fund will offer Class A, Class C and Class I shares. Calvert Small/Mid-Cap Fund will offer Class A, Class C and Class I shares. Class A, Class C and Class I shares will offer shares on substantially the same basis as Class A, Class C and Class I shares of Calvert Emerging Markets Focused Growth Fund, a series of the Registrant, which was filed under 485(a) on October 7, 2022 (Accession No. 0000940394-22-001357).

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8655.

Very truly yours,

/s/ Jeanmarie Lee

Jeanmarie Lee, Esq.